Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
January 31, 2023

Dates Covered
Collections Period	01/01/23 - 01/31/23
Interest Accrual Period	01/17/23 - 02/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/22	508,614,669.41	26,357
Yield Supplement Overcollateralization Amount 12/31/22	13,408,309.49	0
Receivables Balance 12/31/22	522,022,978.90	26,357
Principal Payments	19,309,550.88	390
Defaulted Receivables	499,619.78	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/23	12,600,522.26	0
Pool Balance at 01/31/23	489,613,285.98	25,944

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.53%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	6,388,225.73	270
Past Due 61-90 days	1,725,997.81	75
Past Due 91-120 days	221,826.71	11
Past Due 121+ days	0.00	0
Total	8,336,050.25	356

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	427,414.47
Aggregate Net Losses/(Gains) - January 2023	72,205.31
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.17%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	0.46%
Third Prior Net Losses/(Gains) Ratio	0.30%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	5,630,552.79
Actual Overcollateralization	5,630,552.79
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.47%
Weighted Average Remaining Term	43.23

Flow of Funds	$ Amount
Collections	21,476,251.97
Investment Earnings on Cash Accounts	11,870.43
Servicing Fee	(435,019.15)
Transfer to Collection Account	-
Available Funds	21,053,103.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	180,956.21
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	13,152,314.73
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,630,552.79
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,044,458.52

Total Distributions of Available Funds	21,053,103.25

Servicing Fee	435,019.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 01/17/23	502,765,600.71
Principal Paid	18,782,867.52
Note Balance @ 02/15/23	483,982,733.19

Class A-1
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-2
Note Balance @ 01/17/23	0.00
Principal Paid	0.00
Note Balance @ 02/15/23	0.00
Note Factor @ 02/15/23	0.0000000%

Class A-3
Note Balance @ 01/17/23	358,235,600.71
Principal Paid	18,782,867.52
Note Balance @ 02/15/23	339,452,733.19
Note Factor @ 02/15/23	92.2225422%

Class A-4
Note Balance @ 01/17/23	96,650,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	96,650,000.00
Note Factor @ 02/15/23	100.0000000%

Class B
Note Balance @ 01/17/23	31,920,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	31,920,000.00
Note Factor @ 02/15/23	100.0000000%

Class C
Note Balance @ 01/17/23	15,960,000.00
Principal Paid	0.00
Note Balance @ 02/15/23	15,960,000.00
Note Factor @ 02/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	225,777.21
Total Principal Paid	18,782,867.52
Total Paid	19,008,644.73

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	125,382.46
Principal Paid	18,782,867.52
Total Paid to A-3 Holders	18,908,249.98

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2127565
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6996490
Total Distribution Amount	17.9124055

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3406392
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.0293075
Total A-3 Distribution Amount	51.3699467

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	700.23
Noteholders' Principal Distributable Amount	299.77

Account Balances	$ Amount
Reserve Account
Balance as of 01/17/23	2,659,652.60
Investment Earnings	9,478.26
Investment Earnings Paid	(9,478.26)
Deposit/(Withdrawal)	-
Balance as of 02/15/23	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,602,780.61	$3,926,715.56	$4,154,693.75
Number of Extensions	106	159	161
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.73%	0.74%